General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Introduction:

Maris-Tech Ltd. (the “Company”) was incorporated in 2008, in Israel. The Company develops, designs, manufactures and markets high-end digital video and audio products and solutions, including artificial intelligence (“AI”) functionality, for the professional as well as the civilian and home security markets, defense and homeland security markets, which can be sold off the shelf or fully customized to meet customers’ requirements. The Company’s ordinary Shares, no par value per share (the “Ordinary Shares”), and warrants issued in the Company’s initial public offering (“IPO”) are listed on the Nasdaq Capital Market (“Nasdaq”) under the symbol “MTEK” and “MTEKW”, respectively.

The Company operates in Israel and sells to customers in other countries, including the United States, Australia, United Kingdom, India and Switzerland.

During October 2024, the Company formed a wholly-owned subsidiary, Maris North America Inc. (“Maris North America”), under the laws of Delaware. As of December 31, 2025, and the date of the issuance of these consolidated financial statements, the subsidiary has not commenced its operations and has no material assets or liabilities. Accordingly, nominal revenues, expenses, assets or liabilities of Maris North America have been included in the consolidated financial statements as of December 31, 2025.

b.	Liquidity and capital resources:

Under Accounting Standard Codification (“ASC”) Subtopic 205-40, Presentation of Financial Statements—Going Concern (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its obligations as they become due within one year after the date that the financial statements are issued. As required under ASC 205-40, management’s evaluation should initially not take into consideration the potential mitigating effects of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, the Company evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about its ability to continue as a going concern.

The accompanying consolidated financial statements are prepared on a going concern basis in accordance with U.S. GAAP.

Evaluation of Substantial Doubt Raised

As of December 31, 2025, the Company had $2,545,823 in available cash and cash equivalents. The Company’s accumulated deficit totaled $17,545,337 as of December 31, 2025 and net operating cash outflows of $3,408,749 for the year then ended December 31, 2025.

These conditions may raise substantial doubt about the Company's ability to continue as a going concern and therefore the Company approved a plan to improve its available cash balances, liquidity and cash flows generated from operations.

Consideration of Management’s Plan

When substantial doubt exists under this methodology, we evaluate whether the mitigating effect of its plans sufficiently alleviates substantial doubt about our ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued.

The Company has approved a plan to improve its available cash balances, liquidity and cash flows generated from operations. The Company is prepared to implement the following actions as required by business and market conditions and in the event that the Company does not raise sufficient funds: reducing non-essential expenses to conserve cash and improve its liquidity position and reducing total compensation for senior executives and advisors to strengthen liquidity and to preserve key research and development, commercial and functional roles.

Management Assessment of Ability to Continue as a Going Concern

The Company has a history of operating losses and negative cash flows from operations. However, despite these conditions, the Company believes management’s plan, as described more fully above, will provide sufficient liquidity to meet its financial obligations and maintain levels of liquidity.

Therefore, management concluded this plan alleviate the substantial doubt that was raised about the Company’s ability to continue as a going concern for at least twelve months from the date that the consolidated financial statements were issued.

Future Plans and Considerations

Although not considered for purposes of the Company’s assessment of whether substantial doubt was alleviated, the Company has plans to improve operating cash flows by seeking to raise additional funds through the issuance of debt and/or equity securities or otherwise.

The Company’s plans are subject to inherent risks and uncertainties. Accordingly, there can be no assurance that the Company’s plans can be effectively implemented and, therefore, that the conditions can be effectively mitigated.

Until such time, if ever, that the Company can generate revenue sufficient to achieve profitability, the Company expects to finance its operations through equity or debt financings, which may not be available to the Company on the timing needed or on terms that the Company deems to be favorable. To the extent that the Company raises additional capital through the sale of equity or debt securities, the ownership interest of its shareholders will be diluted. If the Company is unable to maintain sufficient financial resources, its business, financial condition and results of operations will be materially and adversely affected.

In the event that the Company is unable to raise sufficient capital, management intends to implement the cost reduction and liquidity plan described above, which are designed to enable the Company to continue its operations and meet its obligations for a period of at least twelve months from the date the consolidated financial statements are issued.